Note 1 - Summary of Significant Accounting Policies (Details) - Fair Value Measurements Using Significant Level III Inputs (Warrant [Member], Fair Value, Inputs, Level 3 [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 40,585,000	$ 16,347,000	$ 14,658,000
Reclassification to equity			(156,000)
Change in Fair Value	(2,474,000)	19,897,000	(5,392,000)
Expiration of warrants		(43,000)
Issuance of Warrants		4,384,000	7,237,000
Balance	$ 38,111,000	$ 40,585,000	$ 16,347,000